INCOME TAXES - Schedule of Income Tax Recovery (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes
Attributed to the current period	$ (215)	$ (131)	$ (128)
Investment and production tax credits	464	291
Total current taxes	249	160	(128)
Deferred taxes
Income taxes – origination and reversal of temporary differences	501	144	213
Relating to change in tax rates / imposition of new tax laws	(35)	0	0
(Increase) decrease in tax assets not recognized	(101)	(113)	(37)
Total deferred taxes	365	31	176
Total income tax recovery	$ 614	$ 191	$ 48